Components of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Furniture and fixtures	$ 2,327	$ 2,115
Automobiles and trucks	13,618	12,966
Machinery and equipment	52,326	59,190
Office and computer equipment	10,603	8,823
Building and improvements	26,051	22,758
Property and equipment - at cost, gross	104,925	105,852
Less accumulated depreciation and amortization	46,080	45,500
Property and equipment - excluding land	58,845	60,352
Land	6,756	5,359
Property and equipment - at cost, net	$ 65,601	$ 65,711